Changes in Liabilities Arising from Financing Activities - Summary of Changes in Liabilities Arising from Financing Activities (Detail)	12 Months Ended
Dec. 31, 2018 GBP (£)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	£ 24,159,801
Net increase in bank loan	455,000
Increase in TAP funding	34,289
Interest payments	(1,644,610)
Bank loan transaction costs	(920,859)
Bank modification loss	730,037
Fair value of additional warrants	(305,344)
Increase in warrant liability	375,344
Novartis Notes - amounts restated through retained earnings	(123,864)
Change in fair value warrant	(716,215)
Provision for deferred cash consideration	0
Interest accrual	1,644,610
Accreted interest	967,350
Ending balance	24,655,539
Bank loan [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	18,774,924
Net increase in bank loan	455,000
Interest payments	(1,644,610)
Bank loan transaction costs	(920,859)
Bank modification loss	730,037
Fair value of additional warrants	(375,344)
Provision for deferred cash consideration	0
Interest accrual	1,644,610
Accreted interest	781,998
Ending balance	19,445,756
Novartis notes [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,977,393
Novartis Notes - amounts restated through retained earnings	(123,864)
Provision for deferred cash consideration	0
Accreted interest	185,352
Ending balance	2,038,881
Warrant liability [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,346,484
Increase in warrant liability	375,344
Change in fair value warrant	(716,215)
Provision for deferred cash consideration	0
Ending balance	1,005,613
deffered cash consideration [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,061,000
Fair value of additional warrants	70,000
Provision for deferred cash consideration	0
Ending balance	2,131,000
TAP agreement [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Increase in TAP funding	34,289
Provision for deferred cash consideration	0
Ending balance	£ 34,289